Group plc balance sheet - GBP (£) £ in Millions		Mar. 31, 2018		Mar. 31, 2017
Non-current assets
Investments		£ 53	[1]	£ 44
Trade and other receivables	[2]	317	[1]	360
Non current assets		34,493	[1]	35,497
Current assets
Trade and other receivables		4,014	[1]	3,835
Cash and cash equivalents		528	[1]	528
Current assets		8,349	[1]	6,875
Current liabilities
Trade and other payables		7,168	[1]	7,437
Current liabilities		10,185	[1]	10,925
Total assets less current liabilities		32,657	[1]	31,447
Non-current liabilities
Loans and other borrowings		11,994	[1]	10,081
Non current liabilities		22,746	[1]	23,112
Equity
Ordinary shares		499	[1]	499
Share premium		1,051	[1]	1,051
Merger reserve		6,647	[1]	6,647
Own shares		(186)	[1]	(96)
Retained profit		1,366	[1]	(650)
Total equity	[3]	9,911	[1]	8,335
Total equity and Liabilities		32,657	[1]	31,447
BT Group plc [Member]
Non-current assets
Investments		10,885		10,801
Trade and other receivables	[4]	6,928		6,783
Non current assets		17,813		17,584
Current assets
Trade and other receivables	[4]	112		283
Cash and cash equivalents		6		2
Current assets		118		285
Current liabilities
Trade and other payables	[5]	75		78
Current liabilities		75		78
Total assets less current liabilities		17,856		17,791
Non-current liabilities
Loans and other borrowings	[6]	2,983		1,371
Non current liabilities		2,983		1,371
Equity
Ordinary shares		499		499
Share premium		1,051		1,051
Capital redemption reserve		27		27
Merger reserve		5,649		5,649
Own shares		(186)		(96)
Retained profit	[7]	7,833		9,290
Total equity		14,873		16,420
Total equity and Liabilities		£ 17,856		£ 17,791

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.
[2]	Other assets includes costs relating to the initial set-up, transition or transformation phase of long-term networked IT services contracts of £145m (2016/17: £163m, 2015/16: £111m), and prepayments and leasing debtors of £172m (2016/17: £197m, 2015/16: £107m).
[3]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consoliated financial statements.
[4]	Trade and other receivables primarily relate to a £1,010m equity placing raised in February 2015 and net proceeds of £7,507m, before £3m of issue costs, relating to the sale of EE to British Telecommunications plc on 29 January 2016, subsequently £1,775m of the loan receivable relating to the sale of EE has been repaid. The balance consists of two loans to group undertakings of £1,044m (2016/17: £1,024m) repayable on 31 January 2058 and £5,884m (2016/17: £5,578m) repayable on 21 December 2064. The loans attract interest of LIBOR plus 90 basis points (2016/17: Libor plus 90 basis points). Accrued interest of £112m (2016/17: £150m
[5]	Trade and other payables consists of loans from group undertakings of £34m (2016/17: £32m) and other creditors of £41m (2016/17: £46m).
[6]	Loans and other borrowings consist of a loan from group undertakings of £2,983m (2016/17: £1,371m). The loan is repayable on 31 January 2058 and attracts interest of LIBOR plus 90 basis points (2016/17: LIBOR plus 90 basis points).
[7]	As permitted by Section 408(3) of the Companies Act 2006, no profit and loss account of the company is presented. The profit for the financial year, dealt with in the profit and loss account of the company was £61m (2016/17: £97m).